Biological Asset - Summary Of Biological Asset (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in biological assets [line items]
Biological asset	$ 4,230	$ 4,405
Change in biological asset	(834)	265
Estimated sales value - biological asset [member]
Disclosure of reconciliation of changes in biological assets [line items]
Biological asset	8,004	7,937
Estimated selling costs [member]
Disclosure of reconciliation of changes in biological assets [line items]
Biological asset	470	489
Actual costs [member]
Disclosure of reconciliation of changes in biological assets [line items]
Biological asset	(2,871)	(2,212)
Fair value over cost [member]
Disclosure of reconciliation of changes in biological assets [line items]
Biological asset	1,359	2,193	$ 1,928
Estimated remaining costs to complete [member]
Disclosure of reconciliation of changes in biological assets [line items]
Biological asset	$ 3,304	$ 3,043